Other Operating Income - Schedule of Other Operating Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Total other operating income	$ 224	$ 184	$ 167
Related parties
Related Party Transaction [Line Items]
Total other operating income	158	181	119
Others
Related Party Transaction [Line Items]
Total other operating income	$ 66	$ 3	$ 48